SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION
Schedule of operating segments

	June 30, 2020
			Not
	Pulp	Paper	segmented	Total
Net sales	12,862,936	2,113,530		14,976,466
Domestic market (Brazil)	741,568	1,372,423		2,113,991
Foreign market	12,121,368	741,107		12,862,475
Cost of sales	(8,246,527)	(1,362,166)		(9,608,693)
Gross profit	4,616,409	751,364		5,367,773
Gross margin (%)	35.89%	35.55%		35.84%

Operating income (expenses)	(1,179,960)	(323,175)		(1,503,135)
Selling	(875,343)	(186,691)		(1,062,034)
General and administrative	(460,226)	(190,325)		(650,551)
Other operating, net	170,212	42,190		212,402
Income (loss) from associates and joint ventures	(14,603)	11,651		(2,952)

Operating profit before net financial income ("EBIT") (1)	3,436,449	428,189		3,864,638
Operating margin (%)	26.72%	20.26%		25.80%

Financial result, net			(28,101,286)	(28,101,286)
Net income (loss) before taxes	3,436,449	428,189	(28,101,286)	(24,236,648)

Income taxes			8,765,069	8,765,069

Net income (loss) for the period	3,436,449	428,189	(19,336,217)	(15,471,579)
Profit (loss) margin for the period (%)	26.72%	20.26%		(103.31)%
Result of the period attributable to controlling Shareholders	3,436,449	428,189	(19,344,269)	(15,479,631)
Result of the period attributed to non-controlling shareholders			8,052	8,052
Depreciation, depletion and amortization	3,126,528	231,053		3,357,581
1)	Earnings before interest and tax.

	June 30, 2019
			Not
	Pulp	Paper	segmented	Total
Net sales	10,055,757	2,308,324		12,364,081
Domestic market (Brazil)	984,098	1,591,902		2,576,000
Foreign market	9,071,659	716,422		9,788,081
Cost of sales	(8,414,712)	(1,532,300)		(9,947,012)
Gross profit	1,641,045	776,024		2,417,069
Gross margin (%)	16.3%	33.6%		19.5%

Operating income (expenses)	(971,698)	(377,498)		(1,349,196)
Selling	(712,005)	(186,279)		(898,284)
General and administrative	(418,980)	(189,816)		(608,796)
Other operating, net	159,287	(6,972)		152,315
Income from associates and joint ventures		5,569		5,569

Operating profit before net financial income ("EBIT") (1)	669,347	398,526		1,067,873
Operating margin (%)	6.7%	17.3%		8.6%

Financial result, net			(1,857,078)	(1,857,078)
Net income (loss) before taxes	669,347	398,526	(1,857,078)	(789,205)

Income taxes			259,921	259,921

Net income (loss) for the period	669,347	398,526	(1,597,157)	(529,284)
Profit (loss) margin for the period (%)	6.7%	17.3%		(4.3)%
Result of the period attributable to controlling shareholders	669,347	398,526	(1,594,128)	(526,255)
Result of the period attributed to non-controlling shareholders			(3,029)	(3,029)
Depreciation, depletion and amortization	4,455,493	239,955		4,695,448
1)	Earnings before interest and tax.

Schedule of paper net sales by product

	June 30,	June 30,
Products	2020	2019
Market pulp(1)	12,862,936	10,055,757
Printing and writing paper(2)	1,661,611	1,902,733
Paperboard	430,292	382,440
Other	21,627	23,151
Net sales	14,976,466	12,364,081
1)	Revenue from fluff pulp represents (around 0.6% of total net sales) and, therefore, was included in market pulp sales.
2)	Tissue is a recently launched product and its revenues represent less than 2.6% of total net sales. Therefore, it was included in the sales of printing and writing paper.

Goodwill based on expected future profitability

	June 30,	December 31,
	2020	2019
Pulp	7,942,486	7,942,486
Consumer goods	119,332	119,332
	8,061,818	8,061,818